Quarterly Result of Operations (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	May. 31, 2015	Feb. 28, 2015 [1]	Nov. 30, 2014	Aug. 31, 2014	May. 31, 2014	Feb. 28, 2014 [1]	Nov. 30, 2013	Aug. 31, 2013	May. 31, 2015		May. 31, 2014		May. 31, 2013
Quarterly Financial Information [Line Items]
Net Sales	$ 1,373,159	$ 946,367	$ 1,071,128	$ 1,203,896	$ 1,276,782	$ 863,410	$ 1,071,487	$ 1,164,674	$ 4,594,550	[2]	$ 4,376,353	[2]	$ 4,078,655	[2]
Gross Profit	599,295	379,738	453,943	508,393	560,725	358,026	457,945	499,072	1,941,369		1,875,768		1,702,719
Net Income (Loss) Attributable to RPM International Inc. Stockholders	$ 127,987	$ (57,348)	$ 69,766	$ 99,079	$ 108,779	$ 16,221	$ 63,562	$ 103,098	$ 239,484		$ 291,660		$ 98,603
Basic Earnings (Loss) Per Share	$ 0.97	$ (0.44)	$ 0.52	$ 0.74	$ 0.82	$ 0.12	$ 0.48	$ 0.78	$ 1.81		$ 2.20		$ 0.75
Diluted Earnings (Loss) Per Share	0.95	(0.44)	0.52	0.73	0.80	0.12	0.48	0.77	1.78		2.18		0.74
Dividends Per Share	$ 0.260	$ 0.260	$ 0.260	$ 0.240	$ 0.240	$ 0.240	$ 0.240	$ 0.225	$ 1.020		$ 0.945		$ 0.890

[1]	Reflects adjustments for approximately $106.2 million to the Provision for Income Taxes related to the recognition of an ASC 740-30 tax liability for the potential repatriation of foreign earnings and related impact on Net Income Attributable to Noncontrolling Interests.
[2]	It is not practicable to obtain the information needed to disclose revenues attributable to each of our product lines.